Cover Page Cover Page	Aug. 05, 2020
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	Fitbit, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37444
Entity Tax Identification Number	20-8920744
Entity Address, Address Line One	199 Fremont Street,
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	513-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	FIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001447599
Amendment Flag	false